CONTRACT LIABILITIES (Details Narrative) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Contract liability	¥ 153,477	¥ 78,170	¥ 30,255